LEASES (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Assets And Liabilities, Lessee
Other information related to leases as of and for the years ended December 31, 2025 and 2024 was as follows:

	December 31, 2025		December 31, 2024
($ in thousands)	Operating Leases	Finance Leases	Operating Leases	Finance Leases
Weighted-average remaining lease term[1]	9.5	8.1	10.1	8.8
Weighted-average discount rate	15.1%	14.1%	15.0%	14.0%
[1] Weighted-average remaining lease term does not include extensions which the Company is not reasonably certain to enter into.
Lease, Cost
The following table reflects the components of lease expense included in the Consolidated Statements of Operations:

	Year Ended December 31,
($ in thousands)	2025	2024
Lease depreciation expense included in selling, general, and administrative expense	$2,364	$2,362
Total finance lease depreciation expense	$2,364	$2,362

Rent expense included in selling, general, and administrative expense	$12,528	$12,643
Rent expense included in cost of goods sold	14,398	15,337
Total rent expense - operating leases	$26,926	$27,980

Short-term rent expense included in selling, general, and administrative expense	$425	$217
Interest expense - leases	$2,930	$3,146

Schedule of Lessee, Operating Lease, Liability, to be Paid, Maturity
As of December 31, 2025, maturities of lease liabilities were as follows:

($ in thousands)	Operating Leases	Finance Leases
2026	$28,688	$5,147
2027	28,866	5,241
2028	28,981	5,125
2029	29,293	4,970
2030	28,262	3,390
Thereafter	111,643	9,995
Total lease payments	$255,733	$33,868
Less: imputed interest	(118,241)	(13,069)
Less: tenant improvement allowance	(1,956)	(50)
Present value of lease liabilities	135,536	20,749
Less: current lease liabilities	(9,793)	(2,480)
Present value of long-term lease liabilities	$125,743	$18,269

Schedule of Lessee, Finance Lease, Liability, to be Paid, Maturity
As of December 31, 2025, maturities of lease liabilities were as follows:

($ in thousands)	Operating Leases	Finance Leases
2026	$28,688	$5,147
2027	28,866	5,241
2028	28,981	5,125
2029	29,293	4,970
2030	28,262	3,390
Thereafter	111,643	9,995
Total lease payments	$255,733	$33,868
Less: imputed interest	(118,241)	(13,069)
Less: tenant improvement allowance	(1,956)	(50)
Present value of lease liabilities	135,536	20,749
Less: current lease liabilities	(9,793)	(2,480)
Present value of long-term lease liabilities	$125,743	$18,269

Schedule of Maturities of Long-Term Debt
As of December 31, 2025, maturities of long-term financing liabilities were as follows:

($ in thousands)	Long-term financing liabilities
2026	$14,223
2027	14,580
2028	14,946
2029	15,321
2030	15,421
Thereafter	66,176
Total financing payments	$140,667
Less: interest	(49,645)
Less: tenant improvement allowance	(58)
Present value of financing liabilities	$90,964
Less: short-term financing liabilities	(3,300)
Present value of long-term financing liabilities	$87,664